Restatement (Details) - Schedule of the effects of the restatement on the financial statements (Parentheticals)	12 Months Ended
Mar. 31, 2022 $ / shares
As Previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss per share – diluted	$ (0.35)
Adjustments, Net [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss per share – diluted	0.02
Restated Amounts [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss per share – diluted	$ (0.37)